CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 19,034	$ 17,125
Federal funds sold
Cash and cash equivalents	19,034	17,125
Securities available for sale (Note 2)	134,492	114,276
Federal Home Loan Bank stock	2,478	2,478
Federal Reserve Bank stock	1,272	1,271
Loans held for sale	1,874	1,262
Loans (Note 3)	311,468	320,127
Allowance for loan losses (Note 3)	(5,852)	(5,213)
Loans, net	305,616	314,914
Premises and equipment, net (Note 5)	12,121	12,080
Other real estate owned, net (Note 7)	2,019	1,934
Cash value of life insurance policies	9,970	9,834
Intangible assets, net (Note 6)	1,724	2,172
Goodwill (Note 6)	13,728	13,728
Other assets	4,585	4,840
Total assets	508,913	495,914
Liabilities
Deposits - noninterest-bearing (Note 8)	101,861	78,263
Deposits - interest-bearing (Note 8)	322,338	325,102
Total deposits	424,199	403,365
Repurchase agreements (Note 9)	19,572	21,869
Advances from Federal Home Loan Bank (Note 10)	420	8,447
Other liabilities (Notes 11 and 13)	4,216	4,329
Total liabilities	448,407	438,010
Shareholders' Equity
Preferred stock; shares authorized: 100,000; shares outstanding: none
Common stock and paid in capital, no par value; shares authorized: 7,000,000; shares outstanding: 3,298,081 a in 2012 and 3,293,269 in 2011 (Notes 14)	46,649	46,602
Retained earnings	11,501	8,887
Accumulated other comprehensive income, net (Note 16)	2,356	2,415
Total shareholders' equity	60,506	57,904
Total liabilities and shareholders' equity	$ 508,913	$ 495,914